SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting

The financial statements of the Plan are prepared using the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America (“GAAP”).

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions in net assets during the reporting period. Estimates are used in the determination of fair value of investments. Actual results may differ from those estimates.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value as reported to the Plan by the trustee. Shares of common stock are valued at the closing price reported on the active market on which the individual securities are traded. Shares of mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value ("NAV") and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded. The Plan’s money market fund carrying amount is representative of its fair value due to the nature of the investment. The Plan's common/collective investment trusts are valued at the NAV of units of the collective trusts. The NAV is used as a practical expedient to estimate fair value. The practical expedient would not be used if it is determined to be probable that the fund will sell the investments for an amount different from the reported NAV.

Purchases and sales of securities are recorded on a trade‑date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex‑dividend date.

Notes Receivable from Participants

Notes Receivable from Participants

Participant loans are required to be classified as notes receivable from participants for all periods presented. The loans are segregated from plan investments and measured at their unpaid principal balance plus any accrued but unpaid interest. The Plan has included participant loans as Notes Receivable from Participants in the Statements of

Net Assets Available for Benefits. Delinquent participant loans are reclassified as a distribution when collection is not probable.

Contribution Receivable from Employer, Net of Forfeitures

Contribution Receivable from Employer, Net of Forfeitures

Amounts due to the Plan from the employer are required to be presented separately in the financial statements. The Company provides a true-up matching contribution after the end of the Plan year to all employees who did not receive their full eligible match during the Plan year. The Company may elect to utilize forfeitures in their true-up matching contribution, therefore the receivable, if any, is presented net of the forfeitures utilized. The Plan has included these deferred contributions as Contribution Receivable from Employer, Net of Forfeitures in the Statements of Net Assets Available for Benefits.

Contributions

Contributions

Participant contributions and employer matching contributions are recognized during the period in which the respective payroll deductions are made. For the year ended December 31, 2025, the Company prefunded employee and employer contributions related to the 2026 Plan year. These amounts are included as a Prefunded Contributions liability in the Statements of Net Assets Available for Benefits.

Net Appreciation (Depreciation) in Fair Value of Investments

Net Appreciation (Depreciation) in Fair Value of Investments

Net Appreciation (Depreciation) in Fair Value of Investments, as reported in the accompanying Statements of Changes in Net Assets Available for Benefits, represents the increase or decrease in the fair value of the Plan’s investments over the period. Such income or loss is allocated to participants’ accounts based on relative participant account balances.

Benefits Paid to Participants	Benefits Paid to Participants Benefits paid to participants are recorded when paid.
Administrative Expenses

Administrative Expenses

Administrative expenses of the Plan are paid by the Plan. Such expenses will be a charge upon Plan assets and deducted by the trustee to the extent permitted by applicable law. Administrative expenses incurred by the Plan in 2025 and 2024 were approximately $214,000 and $185,000, respectively.

Certain other administrative expenses of maintaining the Plan are paid directly by the Company and are excluded from these financial statements.

Fair Value Measurements

Fair Value Measurements

The Company has estimated fair value using available market information and valuation methodologies believed to be appropriate for these purposes. The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The fair value hierarchy consists of three broad levels:

a.
Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

b.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

c.
Level 3 — Unobservable inputs for the asset or liability.

There were no transfers in or out of Levels 1, 2, or 3 during 2025 or 2024. The Plan’s investments that are measured at fair value in the hierarchy table and at NAV on a recurring basis, are shown in the table below at December 31 (in thousands):

	2025	2024
Investments measured at fair value
Mutual funds	$116,342	$113,073
Prologis, Inc. common stock	43,333	39,387
Self-directed brokerage account	24,575	19,952
Total investments in the fair value hierarchy table (1)	184,250	172,412
Investments measured at net asset value (2)	400,578	341,640
Total investments, at fair value	$584,828	$514,052

(1)
For the years ended December 31, 2025 and 2024, all Plan investments in the fair value hierarchy table were measured using Level 1 inputs.

(2)
The common/collective investment trusts were measured at NAV per unit (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy. There are no unfunded commitments at December 31, 2025 and 2024, and redemption restrictions for these investments and a redemption notice period are not required per the Plan.

The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to Investments, at Fair Value presented in the Statements of Net Assets Available for Benefits.